SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) (Parenthetical)	May 29, 2025
(Loss) Income per share – Basic and Diluted*
Reverse stock split	one-for-thirty reverse stock split